RISK MANAGEMENT (Details 22) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Abstract]
Net cash outflows into 30 days	[1]	$ 5,122,512	$ 6,726,831
Liquid Assets		$ 24,374,356	$ 26,224,217
Liquidity coverage ratio		475.83%	389.85%

[1]	Net cash outflows into 30 days: (Interbank borrowings, Financial assets investments, Loans and advances to customers, Derivative financial instruments), minus 30 days contractual maturities of liabilities. Demand deposit Time deposits, Interbank deposits Borrowings from other financial institutions Debt securities, Derivative financial instruments.